Segment information (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill	R$ 3,390,938	R$ 3,474,103
Trademarks	1,873,253	1,881,199
Total	5,264,191	5,355,302
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,151,498	1,151,498
Trademarks	982,478	982,478
Total	2,133,976	2,133,976
International [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,783,873	1,865,390
Trademarks	415,904	423,846
Total	2,199,777	2,289,236
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Goodwill	455,567	457,215
Trademarks	474,871	474,875
Total	R$ 930,438	R$ 932,090